SCHEDULE OF OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Deposits	$ 10,403	$ 11,640	$ 12,198	$ 8,017
Prepayments	310	327	1,104	5,599
Total deposits, prepayments and other receivables	$ 10,713	$ 11,967	$ 13,302	$ 13,616